Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Stock-based compensation cost
Stock-based compensation expense	$ 14,085,000	$ 11,762,000	$ 8,553,000
Unrecognized compensation cost related to non-vested stock-based compensation arrangements	37,300,000
Weighted-average period over which compensation cost is expected to be recognized (in years)	3.18
Cost of sales
Stock-based compensation cost
Stock-based compensation expense	2,422,000	1,898,000	1,469,000
Research, development and engineering
Stock-based compensation cost
Stock-based compensation expense	5,406,000	4,647,000	3,808,000
Sales and marketing
Stock-based compensation cost
Stock-based compensation expense	1,847,000	1,311,000	849,000
General and administrative
Stock-based compensation cost
Stock-based compensation expense	$ 4,410,000	$ 3,906,000	$ 2,427,000